Equity-based compensation - Schedule of inputs (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / $ $ / shares	Dec. 31, 2020 CAD ($) $ / $ $ / shares
Share-Based Payment Arrangements [Abstract]
Share price on balance sheet (in CAD per share)	$ 120.68	$ 81.72
Weighted average exercise price (in CAD per share)	$ 66.64	$ 53.64
Expected dividend (in CAD per share) | $	$ 1.01	$ 0.80
Expected volatility	42.94%	44.52%
Weighted average interest rate	1.11%	0.26%
Weighted average expected remaining life in years | $ / $	6.44	2.81